Financial Instruments and Financial Risk Management - Currency Risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 USD ($)
Financial Instruments and Financial Risk Management
Cash	$ 15,831		$ 59,612
Accounts payable	$ (10,827)		$ (12,737)
Currency risk
Financial Instruments and Financial Risk Management
Cash		$ 5,434		$ 42,745
Accounts payable		$ (2,271)		$ (5,926)